Expense Example (Invesco Income Allocation Fund, Class Institutional, Invesco Income Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Income Allocation Fund | Class Institutional, Invesco Income Allocation Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 64
3 Years	266
5 Years	485
10 Years	$ 1,116